Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2070 Portfolio℠
September 30, 2025
VIP70-NPRT3-1125
1.9912183.101
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7	67
Fidelity Long-Term Treasury Bond Index Fund (a)	4,516	42,537
TOTAL BOND FUNDS (Cost $42,277)		42,604

Domestic Equity Funds - 51.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	926	61,517
VIP Equity-Income Portfolio - Initial Class (a)	1,651	49,846
VIP Growth & Income Portfolio - Initial Class (a)	1,934	68,552
VIP Growth Portfolio - Initial Class (a)	934	102,009
VIP Mid Cap Portfolio - Initial Class (a)	407	15,694
VIP Value Portfolio - Initial Class (a)	1,782	34,796
VIP Value Strategies Portfolio - Initial Class (a)	1,096	17,247
TOTAL DOMESTIC EQUITY FUNDS (Cost $326,785)		349,661

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,474	83,854
VIP Overseas Portfolio - Initial Class (a)	6,360	192,503
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $241,806)		276,357

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $6,685)	3.98	6,685	6,685

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $617,553)	675,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43)
NET ASSETS - 100.0%	675,264

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	70	4	1	-	1	67	7
Fidelity International Bond Index Fund	5,056	466	5,558	-	(44)	80	-	-
Fidelity Long-Term Treasury Bond Index Fund	33,334	16,513	8,488	1,052	(252)	1,430	42,537	4,516
VIP Contrafund Portfolio - Initial Class	45,498	16,457	8,512	1,430	(35)	8,109	61,517	926
VIP Emerging Markets Portfolio - Initial Class	65,960	23,394	26,999	-	1,143	20,356	83,854	5,474
VIP Equity-Income Portfolio - Initial Class	37,123	12,726	5,642	283	24	5,615	49,846	1,651
VIP Government Money Market Portfolio - Initial Class	-	15,103	8,418	186	-	-	6,685	6,685
VIP Growth & Income Portfolio - Initial Class	50,918	15,575	7,128	513	23	9,164	68,552	1,934
VIP Growth Portfolio - Initial Class	75,405	27,162	12,824	905	(721)	12,987	102,009	934
VIP Investment Grade Bond II Portfolio - Initial Class	-	749	756	-	7	-	-	-
VIP Mid Cap Portfolio - Initial Class	11,688	4,774	1,463	531	(71)	766	15,694	407
VIP Overseas Portfolio - Initial Class	140,241	50,149	24,966	1,608	(22)	27,101	192,503	6,360
VIP Value Portfolio - Initial Class	26,086	10,724	3,446	1,031	(59)	1,491	34,796	1,782
VIP Value Strategies Portfolio - Initial Class	12,957	5,161	1,505	246	(66)	700	17,247	1,096
	504,266	199,023	115,709	7,786	(73)	87,800	675,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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